POST-EMPLOYMENT BENEFITS - Defined Benefit Obligation Sensitivity (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	(8.60%)	(9.10%)
Impact on defined benefit obligation %, Decrease in assumption	9.80%	10.60%
Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	2.40%	2.60%
Impact on defined benefit obligation %, Decrease in assumption	(2.20%)	(2.40%)
Rate of price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Change in assumption	0.50%
Impact on defined benefit obligation %, Increase in assumption	8.10%	8.90%
Impact on defined benefit obligation %, Decrease in assumption	(6.60%)	(7.80%)
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, period	1 year
Change in assumption, period	1 year
Impact on defined benefit obligation %, Increase in assumption	2.90%	2.50%
Impact on defined benefit obligation %, Decrease in assumption	(3.00%)	(2.40%)